The Hartford Mutual Funds II, Inc.

690 Lee Road

Wayne, PA 19087

January 9, 2020

Via Electronic Transmission

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Hartford Mutual Funds II, Inc. (the “Registrant”), File Nos. 002-11387/811-00558

Dear Sir or Madam:

Included herewith for filing on behalf of the Registrant, pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), is one copy, including exhibits, of Post-Effective Amendment No. 154 under the 1933 Act to the Registrant’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment contains one prospectus and one Statement of Additional Information relating to Hartford Schroders China A Fund (the “Fund”), a new series of the Registrant. The Registrant notes that the Amendment does not currently list a named portfolio manager for the Fund and that the Registrant will add the named portfolio manager in the filing pursuant to Rule 485(b).

Pursuant to Rule 485(a)(2), the Registrant has designated on the facing sheet to the Registration Statement that the Amendment become effective on March 31, 2020. No fee is required in connection with this filing.

Please contact the undersigned at (610) 386-4077 or John V. O’Hanlon (Dechert LLP) at (617) 728-7111 with any comments or questions concerning this filing. Thank you in advance for your consideration.

Sincerely,

/s/ Lisa D. Zeises
Lisa D. Zeises Assistant Secretary

cc:	John V. O’Hanlon